Debt - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Apr. 30, 2015	Mar. 05, 2015	Feb. 02, 2015	Dec. 31, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Debt
Long-term debt, less current portion	$ 8,334,013				$ 2,099,071
Current portion of long-term debt	160				849,600
Short-term borrowings					10,800
Total Debt	8,334,173				2,959,471
Senior Secured Notes
Debt
Long-term debt, less current portion	4,809,999
Total Debt	4,809,999
6.250% Senior Secured Notes due 2022
Debt
Long-term debt, less current portion	1,468,875
Total Debt	$ 1,468,875
Stated interest rate (as a percent)	6.25%	6.25%
6.500% Senior Secured Notes due 2025
Debt
Long-term debt, less current portion	$ 1,084,249
Total Debt	$ 1,084,249
Stated interest rate (as a percent)	6.50%	6.50%
4.750% Senior Secured Notes due 2023
Debt
Long-term debt, less current portion	$ 912,418
Total Debt	$ 912,418
Stated interest rate (as a percent)	4.75%	4.75%
4.125% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 752,212
Total Debt	$ 752,212
Stated interest rate (as a percent)	4.125%	4.125%
5.625% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 592,245
Total Debt	$ 592,245
Stated interest rate (as a percent)	5.625%	5.625%
Legacy GTECH Notes
Debt
Long-term debt, less current portion	$ 1,054,564				1,165,827
Total Debt	1,054,564				1,165,827
6.625% Senior Secured Notes due 2018
Debt
Long-term debt, less current portion	533,915				590,557
Total Debt	$ 533,915				590,557
Stated interest rate (as a percent)	6.625%			6.625%				5.375%
4.750% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 520,649				575,270
Total Debt	$ 520,649				575,270
Stated interest rate (as a percent)	4.75%		4.75%				3.50%
Legacy IGT Notes
Debt
Long-term debt, less current portion	$ 718,145
Total Debt	718,145
7.500% Senior Secured Notes due 2019
Debt
Long-term debt, less current portion	530,009
Total Debt	$ 530,009
Stated interest rate (as a percent)	7.50%									7.50%
5.500% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 126,833
Total Debt	$ 126,833
Stated interest rate (as a percent)	5.50%								5.50%
5.350% Senior Secured Notes due 2023
Debt
Long-term debt, less current portion	$ 61,303
Total Debt	$ 61,303
Stated interest rate (as a percent)	5.35%					5.35%
Term Loan Facilities due 2019
Debt
Long-term debt, less current portion	$ 866,785
Total Debt	866,785
Revolving Credit Facilities
Debt
Long-term debt, less current portion	834,968				876,505
Total Debt	834,968				874,625
Capital Securities due 2066
Debt
Long-term debt, less current portion	49,472				54,975
Total Debt	49,472				906,276
Other
Debt
Long-term debt, less current portion	80				1,764
Total Debt	$ 240				$ 1,943